Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Consolidated Profit / Equity (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) $ / shares
Warrant liabilities - shareholder loans [Member] | Annual Volatility [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Significant unobservable input (annual volatility)		66.49%
Warrant liabilities - shareholder loans [Member] | Annual Volatility [Member] | Bottom of range [member]
Schedule of Consolidated Profit / Equity [Line Items]
Significant unobservable input (annual volatility)	46.15%
Warrant liabilities - shareholder loans [Member] | Annual Volatility [Member] | Top of range [member]
Schedule of Consolidated Profit / Equity [Line Items]
Significant unobservable input (annual volatility)	46.58%
Warrant Liabilities - Convertible Notes [Member] | Annual Volatility [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Significant unobservable input (annual volatility)		61.21%
Warrant liabilities - private warrants [Member] | Price Redemption Feature [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Significant unobservable input (price redemption feature) (in Dollars per share) | $ / shares		$ 0.53
Warrant liabilities - private warrants [Member] | Liquidity Discount [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	5.00%	(5.00%)
Effect on profit before tax / equity (in Euro)	€ 861	$ (861)
Significant unobservable input (liquidity discount)	10.00%
Public Warrants [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	11.80%	(11.80%)
Effect on profit before tax / equity (in Euro)	€ (920)	$ 920
Private Warrants [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	2.60%	(2.60%)
Effect on profit before tax / equity (in Euro)	€ 1,421	$ (302)
Warrants related to shareholder loans [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	2.60%	(2.60%)
Effect on profit before tax / equity (in Euro)	€ (1,363)	$ 1,927
Warrants related to convertible notes [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	2.60%	(2.60%)
Effect on profit before tax / equity (in Euro)	€ (423)	$ 420
Public warrants [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	13.60%	(13.60%)
Effect on profit before tax / equity (in Euro)	€ (5,440)	$ 5,440
Private warrants [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	7.50%	(7.50%)
Effect on profit before tax / equity (in Euro)	€ 172	$ (172)
Warrants related to shareholder loans One [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	7.50%	(7.50%)
Effect on profit before tax / equity (in Euro)	€ (8,759)	$ 8,708
Annual Volatility One [Member] | Warrant liabilities - shareholder loans [Member] | Annual Volatility [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	12.50%	12.50%
Effect on profit before tax / equity (in Euro)	€ (1,052)	$ (790)
Annual Volatility One [Member] | Warrant Liabilities - Convertible Notes [Member] | Annual Volatility [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance		15.00%
Effect on profit before tax / equity (in Euro)		$ (1,528)
Annual Volatility Two [Member] | Warrant liabilities - shareholder loans [Member] | Annual Volatility [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	(12.50%)	(12.50%)
Effect on profit before tax / equity (in Euro)	€ 483	$ 556
Annual Volatility Two [Member] | Warrant Liabilities - Convertible Notes [Member] | Annual Volatility [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance		(15.00%)
Effect on profit before tax / equity (in Euro)		$ 1,651
Price Redemption Feature One [Member] | Warrant liabilities - private warrants [Member] | Price Redemption Feature [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	10.00%	10.00%
Effect on profit before tax / equity (in Euro)	€ 0	$ (387)
Price Redemption Feature Two [Member] | Warrant liabilities - private warrants [Member] | Price Redemption Feature [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	(10.00%)	(10.00%)
Effect on profit before tax / equity (in Euro)	€ 0	$ 430
Liquidity Discount One [Member] | Warrant liabilities - private warrants [Member] | Liquidity Discount [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	5.00%
Effect on profit before tax / equity (in Euro)	€ 0
Liquidity Discount Two [Member] | Warrant liabilities - private warrants [Member] | Liquidity Discount [Member]
Schedule of Consolidated Profit / Equity [Line Items]
Variance	(5.00%)
Effect on profit before tax / equity (in Euro)	€ 0